Finance Costs, Net - Components of Finance (Income) Costs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Material income and expense [abstract]
Net (gains) losses due to changes in foreign currency exchange rates	$ (6)	$ 50	$ (14)	$ 56
Other	(2)	(2)	(3)	2
Other finance (income) costs	$ (8)	$ 48	$ (17)	$ 58